Consolidated Statements of Comprensive Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Statements of Operations [Abstract]
Revenues	$ 1,977,629	$ 1,039,679	$ 7,666,827	$ 1,147,288	$ 3,302,775	$ 1,494,881
Cost of revenue	1,384,335	709,373	5,533,173	737,664	2,321,756	39,129
Gross profit	593,294	330,306	2,133,654	409,624	981,019	1,455,752
Selling, general and administrative expenses	875,016	651,556	2,724,960	1,817,218	2,831,069	693,603
Research and development expenses	674,360	287,229	1,881,198	1,659,560
Research and development expenses - other					2,942,981	751,434
Research and development expenses - related party						8,068
Depreciation and amortization	363,102	326,792	1,095,075	924,790	1,297,710	636,921
(Loss) from operations	(1,319,184)	(935,271)	(3,567,579)	(3,991,944)	(6,090,741)	(634,274)
Other Income (Expense)
Interest income		3,041		3,216
Interest income - related party				2,009	2,036	19,049
Interest expense	(77,873)	(26,792)	(235,869)	(31,762)	(113,967)	(13,738)
Gain on bargain purchase		624,211		624,211	4,311,554
Loss on stock exchange				(37,788)	(37,788)
Bad debt				(171,946)	(174,252)
Gain on sale of patent			160,000
Foreign exchange loss		(89,441)
Loss on impairment of asset					(74,483)	(173,500)
Loss before provision (benefit) for taxes	(1,397,057)	(424,252)	(3,643,448)	(3,604,004)	(2,177,641)	(802,463)
Provision (benefit) for taxes	(5,510)		(576,224)	(13,203)
Net (loss)	(1,391,547)	(424,252)	(3,067,224)	(3,590,801)	(2,177,641)	(802,463)
Other comprehensive income
Foreign currency translation adjustment	56,704	(81,264)	22,147	5,002	(15,719)	(23,411)
Comprehensive loss	$ (1,334,843)	$ (505,516)	$ (3,045,077)	$ (3,585,799)	$ (2,193,360)	$ (825,874)
BASIC AND DILUTED PER SHARE DATA:
Net Loss per common share, basic and diluted	$ (0.71)	$ (0.22)	$ (1.56)	$ (2.08)	$ (0.09)	$ (0.04)
Weighted average common shares outstanding, basic and diluted	1,965,646	1,915,138	1,969,719	1,726,426	24,861,237	19,044,803